Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	OBX-2021-J1
Start - End Dates:	11/2020 – 03/2021
Deal Loan Count:	122

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	1
Compliance	Right of Rescission	CMPROR118	ROR - Disbursement date is on/before disclosed "midnight of" date	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	9
Compliance	Right of Rescission	CMPROR2043	Cannot determine if funding date is after rescission period	2
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Compliance	State Consumer Protection	CMPSTCP101	OH CSPA; Unable to determine prior refi made by govt.	1
Compliance	State Consumer Protection	CMPSTCP1307	RI Home Loan - Prohibited Acts of Lenders and Loan Brokers Disclosure (Home Loan), not dated	1
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	1
Compliance	Borrower's Interest	CMPBI1622	RI Borrower Interest; NTB Disclosure not in file	1
Compliance	Borrower's Interest	CMPBI1623	MA Borrower Interest; Worksheet missing	2
Total				21

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